Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating income
Other income	€ 4,447	€ 3,364	€ 4,138
Total operating income	4,447	3,364	4,138
Operating expenses
Research and development expenses	(33,468)	(25,463)	(19,720)
General and administrative expenses	(14,600)	(8,791)	(6,808)
Total operating expenses	(48,068)	(34,254)	(26,528)
Operating loss	(43,621)	(30,889)	(22,390)
Financial income	5,427	539	558
Financial expenses	(29)	(3,183)	(70)
Financial income	5,399	(2,644)	488
Income tax	(2)	3	(10)
Net loss	€ (38,224)	€ (33,530)	€ (21,913)
Basic / Diluted loss per share (€/share)	€ (2.13)	€ (2.95)	€ (2.74)